SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY - Disclosure of operating results for partly owned subsidiary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Revenues	$ 54,300	$ 15,890
Segment income (loss)	(18,518)	(28,734)
Other comprehensive income	1,409	990
Total comprehensive income (loss)	(17,109)	(27,744)
Focus Medical Herbs Ltd [Member]
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Revenues	14,747	13,823
Segment income (loss)	(1,524)	968
Other comprehensive income	37	(22)
Total comprehensive income (loss)	$ (1,487)	$ 946